Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	The Prudential Series Fund
Prospectus Date	rr_ProspectusDate	May 01, 2023
PSF PGIM Flexible Managed Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: PSF PGIM FLEXIBLE MANAGED PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is total return consistent with an aggressively managed diversified portfolio.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 139% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	139.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	 Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests in a mix of equity and equity-related securities, debt obligations and money market instruments. Under normal market conditions, the Portfolio typically invests approximately 60% of its assets in equity and equity-related securities (with a range of 25% to 100%) and approximately 40% of its assets in debt obligations and money market instruments (with a range of 0% to 75%). The percentage of Portfolio assets in each category is adjusted depending on the Portfolio's expectations regarding the different markets.The equity portion of the Portfolio is generally managed under an actively managed, disciplined and adaptive strategy. Under this strategy, the portfolio managers utilize quantitative investment models as a tool in seeking to outperform the S&P 500 Index and to limit the possibility of significantly underperforming that index. The stock portion of the Portfolio will be invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. The Portfolio will invest in companies that are expected to provide either attractive returns relative to the Portfolio’s peers, or that are desirable to hold in the Portfolio to manage risk.Under normal circumstances, at least 80% of the fixed income portion of the Portfolio may be invested in intermediate and long-term debt obligations that are rated investment grade by the major ratings services, or, if unrated, considered to be of comparable quality, and high-quality money market instruments. Likewise, 20% of the fixed income portion of the Portfolio may be invested in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased (commonly known as “junk bonds”). The Portfolio may also invest in instruments that are not rated, but which are deemed to be of comparable quality to the instruments described above. The Portfolio may invest in mortgage-related securities and asset-backed securities, including collateralized debt obligations, collateralized loan obligations and other credit-related asset-backed securities.In managing the Portfolio’s assets, the portfolio managers use a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the portfolio managers develop views on economic, policy and market trends by continually evaluating economic data that affects the movement of markets and securities prices. In their bottom-up research, the portfolio managers develop an internal rating and outlook on issuers. The rating and outlook aredetermined based on a thorough review of the financial health and trends of the issuer which includes a review of the composition of the issuer's revenue, profitability, cash flow margin, and leverage. The Portfolio managers may also consider investment factors such as expected total return, yield, spread, and potential for price appreciation as well as credit quality, maturity, and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks summarized below are the principal risks of investing in the Portfolio. The relative significance of the risks summarized below may change over time. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success.Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., “high yield securities” or “junk bonds”) may be more sensitive to interest rate, credit, call, and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including, among others, military conflict, geopolitical developments, interruptions in the global supply chain, natural disasters, and outbreaks of infectious diseases.Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.Blend Style Risk. The Portfolio's blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio's portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio's portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio's assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Portfolio to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities. The Portfolio is subject to a derivatives risk management program, which may limit the ability of the Portfolio to invest in derivatives.Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to policies and procedures adopted and implemented by the Manager. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably in short periods of time. Investment techniques, risk analyses, and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters, or events, political or civil instability, and public health emergencies, among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.Portfolio Turnover Risk. A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.Quantitative Model Risk. The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission (the SEC), and depending on the Portfolio, the Commodity Futures Trading Commission (the CFTC). Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector, or market.US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	The relative significance of the risks summarized below may change over time. All investments have risks to some degree, and it is possible that you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	 An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.The table also demonstrates how the Portfolio's performance compares to the returns of a custom blended index which consists of the S&P 500 Index (60%), the Bloomberg US Aggregate Bond Index (35%) and the FTSE 3-Month T-Bill Index (5%). The Portfolio’s investment manager determined the weight of each index comprising the custom blended index. Annual return information in the bar chart is provided only for Class I shares. Because all of the Portfolio’s shares are invested in the same portfolio of securities, annual returns for Class III shares would be lower because Class III shares do not have the same expenses as Class I shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also demonstrates how the Portfolio's performance compares to the returns of a custom blended index which consists of the S&P 500 Index (60%), the Bloomberg US Aggregate Bond Index (35%) and the FTSE 3-Month T-Bill Index (5%). The Portfolio’s investment manager determined the weight of each index comprising the custom blended index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Past performance does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class I Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Worst Quarter:14.93%2nd Quarter 2020-14.92%1st Quarter 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
PSF PGIM Flexible Managed Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets		[1]
+ Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%	[1]
- Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	198
5 Years	rr_ExpenseExampleYear05	345
10 Years	rr_ExpenseExampleYear10	773
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	198
5 Years	rr_ExpenseExampleNoRedemptionYear05	345
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 773
2013	rr_AnnualReturn2013	20.15%
2014	rr_AnnualReturn2014	11.05%
2015	rr_AnnualReturn2015	1.01%
2016	rr_AnnualReturn2016	8.52%
2017	rr_AnnualReturn2017	14.97%
2018	rr_AnnualReturn2018	(4.18%)
2019	rr_AnnualReturn2019	19.87%
2020	rr_AnnualReturn2020	9.59%
2021	rr_AnnualReturn2021	17.36%
2022	rr_AnnualReturn2022	(14.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.92%)
1 Year	rr_AverageAnnualReturnYear01	(14.70%)
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	7.80%
PSF PGIM Flexible Managed Portfolio | Class III
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+ Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%	[1]
- Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	277
5 Years	rr_ExpenseExampleYear05	481
10 Years	rr_ExpenseExampleYear10	1,072
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	277
5 Years	rr_ExpenseExampleNoRedemptionYear05	481
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,072
1 Year	rr_AverageAnnualReturnYear01	(14.91%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(4.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2021
PSF PGIM Flexible Managed Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.10%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.50%)	[3]
PSF PGIM Flexible Managed Portfolio | PSF PGIM Flexible Managed Custom Blended Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.10%)
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	8.07%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.37%)	[3]

[1]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.
[2]	The Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.61% of the Portfolio's average daily net assets through June 30, 2024. Where applicable, the Manager agrees to waive management fee or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Expenses waived/reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.